UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21489

AVIEMORE FUNDS

(Exact name of registrant as specified in charter)

20 Phelps Road, Old Chatham, NY        12136

(Address of principal executive offices)              (Zip code)

Paul Michael Frank

Aviemore Funds

20 Phelps Road, Old Chatham, NY 12136

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 392-5880

Date of fiscal year end: April 30

Date of reporting period: July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ETF Market Opportunity Fund

	Schedule of Investments
	July 31, 2009 (Unaudited)

Shares		Fair Value	% of Net Assets

Exchange Traded Funds
97,650	iShares Dow Jones US Aerospace & Defense Index Fund	$ 4,110,089
35,000	iShares iBoxx $ Invest Grade Corporate Bond Fund *	3,656,100
30,000	iShares MSCI Chile Investable Market Index	1,396,500
215,500	iShares MSCI Hong Kong Index Fund	3,305,770
60,500	iShares NASDAQ Biotechnology Index *	4,764,375
100,000	iShares Silver Trust *	1,370,000
400,000	PowerShares QQQ	15,780,000
114,600	RevenueShares Mid Cap Fund	2,381,388
153,600	RevenueShares Small Cap Fund	3,505,152
105,000	SPDR Trust Series 1	10,375,050
30,000	Vanguard Energy ETF	2,215,500
220,000	Vanguard Growth ETF	10,219,000
65,000	Vanguard Information Technology Index ETF	3,023,800
40,000	Vanguard Large Cap ETF	1,794,000
21,200	Vanguard Small Cap ETF	1,062,544
Total for Exchange Traded Funds		68,959,268	98.94%
	(Cost $61,692,988)

Cash Equivalents
1,922,189	First American Treasury Obligation Fund Cl Y 0.00% **	1,922,189	2.76%
	(Cost $1,922,189)

	Total Investments	70,881,457	101.70%
	(Cost $63,615,177)

	Liabilities in Excess of Other Assets	(1,182,427)	-1.70%

	Net Assets	$ 69,699,030	100.00%

NOTES TO FINANCIAL STATEMENTS

ETF MARKET OPPORTUNITY FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at July 31, 2009 was $63,615,176. At July 31, 2009, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

      $7,484,029                     ($217,749)                                 $7,266,280

2. SECURITY VALUATION

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust and are categorized in level 2 or level 3, when appropriate.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2009:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$68,959,268	$0	$0	$68,959,268
Cash Equivalents	$ 1,922,189	$0	$0	$ 1,922,189
Total	$70,881,457	$0	$0	$70,881,457

The Fund did not hold any Level 3 assets during the quarter ended July 31, 2009.

The Fund adopted FASB Statement of Financial Accounting Standards No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") effective January 1, 2009. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. The Fund did not invest in derivative instruments during the quarter ended July 31, 2009.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AVIEMORE FUNDS

By: /s/ Paul Michael Frank

       Paul Michael Frank

       President

Date:       SEPTEMBER 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Paul Michael Frank

       Paul Michael Frank

       President

Date:       SEPTEMBER 28, 2009

By: /s/ Paul Michael Frank

       Paul Michael Frank

       Chief Financial Officer

Date:       SEPTEMBER 28, 2009